Cover	Nov. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	GROVE COLLABORATIVE HOLDINGS, INC.
Entity File Number	001-40263
Entity Tax Identification Number	88-2840659
Entity Address, Address Line One	1301 Sansome Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	800
Local Phone Number	231-8527
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	GROV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001841761
Amendment Flag	false